Remuneration of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 5,086	$ 5,404	$ 6,068
Variable remuneration	756	254
Contributions to pension plans and insurance policies	319	350	379
Share-based compensation	2,017	4,882	1,777
Termination benefits	1,886	1,147	2,284
Other remuneration	9	7	23
Total	10,073	12,044	10,531
Key management personnel
Remuneration and other benefits paid to key management personnel
Loans and advances granted	$ 0	$ 0	$ 0